Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
Schedule of Contractual Obligation	The following table sets forth our contractual obligation as of December 31, 2023：
	Payment Due By December 31,
	Total	2024	2025
	RMB	RMB	RMB

Operating lease commitments for lease expense under lease agreements	897	897	—
Total	897	897	—